Stockholders' Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants,Warrants outstanding	47,093	64,966	15,096
Weighted Average Exercise Price Per Share,Warrants outstanding	$ 1.56	$ 7.99	$ 4.84
Total Weighted Average Remaining Contractual Life,Warrants outstanding	2 years 8 months 12 days	1 year 6 months 3 days	6 years 7 days
Warrants,Warrants exercisable		64,966
Weighted Average Exercise Price Per Share,Warrants exercisable		$ 7.99
Total Weighted Average Remaining Contractual Life,Warrants exercisable		1 year 6 months 3 days
Warrants,Granted		64,669
Weighted Average Exercise Price Per Share,Granted		$ 8.01
Total Weighted Average Remaining Contractual Life,Granted		1 year 7 months 13 days
Warrants,Forfeited/Expired		(14,799)	(31,997)
Weighted Average Exercise Price Per Share,Forfeited/Expired		$ 4.84	$ 0.01